Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Capital stock [member]	Contributed surplus [member]	Retained earnings [member]	Foreign currency translation [member]	Cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity Beginning Balance at Jan. 31, 2018	$ (292.0)	$ 234.8	$ (7.8)	$ (551.8)	$ 27.7	$ 0.1	$ (297.0)	$ 5.0
Statement [LineItems]
Net income	227.3			227.0			227.0	0.3
Other comprehensive income (loss)	(28.9)			(13.2)	(10.7)	(4.9)	(28.8)	(0.1)
Total comprehensive income	198.4			213.8	(10.7)	(4.9)	198.2	0.2
Dividends	(35.3)			(35.3)			(35.3)
Issuance of subordinate shares	6.2	9.4	(3.2)				6.2
Repurchase of subordinate shares	(210.8)	(26.4)	38.6	(223.0)			(210.8)
Stock-based compensation	10.7		10.7				10.7
Equity ending balance (Previously reported [member]) at Jan. 31, 2019	(322.8)	217.8	38.3	(596.3)	17.0	(4.8)	(328.0)	5.2
Equity ending balance at Jan. 31, 2019	(322.8)	217.8	38.3	(613.0)	17.0	(4.8)	(344.7)	5.1
Statement [LineItems]
Adjustment for IFRS 16 (net of tax) | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	(16.8)			(16.7)			(16.7)	(0.1)
Net income	370.6			371.4			371.4	(0.8)
Other comprehensive income (loss)	(58.9)			(51.7)	(12.1)	5.1	(58.7)	(0.2)
Total comprehensive income	311.7			319.7	(12.1)	5.1	312.7	(1.0)
Dividends	(37.2)			(37.2)			(37.2)
Issuance of subordinate shares	12.0	17.2	(5.2)				12.0
Repurchase of subordinate shares	(452.5)	(44.4)		(408.1)			(452.5)
Subordinate shares subject to repurchase	(70.3)		(70.3)				(70.3)
Stock-based compensation	14.2		14.2				14.2
Repurchase of stock options	(28.0)		(9.6)	(18.4)			(28.0)
Non-controlling interest arising on business combination	19.4							19.4
Obligation to repurchase a non-controlling interest	(19.4)							(19.4)
Equity ending balance at Jan. 31, 2020	$ (589.7)	$ 190.6	$ (32.6)	$ (757.0)	$ 4.9	$ 0.3	$ (593.8)	$ 4.1